SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)		12 Months Ended
	Jan. 16, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Outstanding at the beginning		3,294,467	866,028	574,328
Granted (in shares)		1,894,119	6,313,373	372,500
Exercised (in shares)		(233,958)	(3,694,934)	(34,000)
Forfeited (in shares)		(145,550)	(190,000)	(46,800)
Outstanding at the end		4,809,078	3,294,467	866,028	574,328
Vested and expected to vest at the end		4,809,078
Exercisable at the end		1,486,318	393,424
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 1.75	$ 0.65	$ 0.30
Granted (in dollars per share)	$ 13.85	12.31	2.00	1.26
Exercised (in dollars per share)		0.99	1.93	0.55
Forfeited (in dollars per share)		3.02	1.70	1.22
Outstanding at the end (in dollars per share)		5.91	1.75	0.65	$ 0.30
Vested and expected to vest at the end (in dollars per share)		5.91
Exercisable at the end (in dollars per share)		5.87	0.75
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)		6.65	3.67	2.80
Granted (in dollars per share)	$ 7.85	8.39	7.01	5.46
Exercised (in dollars per share)		5.13	6.55	5.71
Forfeited (in dollars per share)		7.71	6.91	5.75
Outstanding at the end (in dollars per share)		7.38	6.65	$ 3.67	$ 2.80
Vested and expected to vest at the end (in dollars per share)		7.38
Exercisable at the end (in dollars per share)		$ 7.05	$ 4.46
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)		8 years 8 months 4 days	8 years 9 months 10 days	7 years 3 months 7 days	7 years 1 month 20 days
Vested and expected to vest at the end (in years)		8 years 8 months 4 days
Exercisable at the end (in years)		8 years 2 months 12 days	6 years 8 months 4 days
Outstanding at the beginning (in dollars)		$ 33,410,968	$ 6,328,171	$ 3,734,644
Outstanding at the end (in dollars)		2,619,574	33,410,968	$ 6,328,171	$ 3,734,644
Vested and expected to vest at the end (in dollars)		2,619,574
Exercisable at the end (in dollars)		$ 874,180	$ 4,859,836